Fair Values of Pension Plan Assets by Asset Class (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 3,238,307	$ 3,499,274
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	75,015	46,297
Equity Securities [Member] | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	299,321	346,145
Equity Securities [Member] | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	203,199	220,911
Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	165,226	234,719
Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	143,697	161,131
Mutual funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	5,564
Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	149,383	191,301
Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	135,949	189,375
Common/Collective trusts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 1,635,135
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30 days
Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 77,429	85,461
Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	46,184	48,649
Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 290,904	777
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30 days
Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 11,301	20,701
Quoted Prices In Active Markets (Level 1)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,154,489	1,330,905
Quoted Prices In Active Markets (Level 1) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	75,015	45,976
Quoted Prices In Active Markets (Level 1) | Equity Securities [Member] | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	299,321	346,145
Quoted Prices In Active Markets (Level 1) | Equity Securities [Member] | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	203,199	220,911
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	77,224	101,227
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	90,785	101,083
Quoted Prices In Active Markets (Level 1) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	149,383	191,301
Quoted Prices In Active Markets (Level 1) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	135,949	189,375
Quoted Prices In Active Markets (Level 1) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	77,429	85,461
Quoted Prices In Active Markets (Level 1) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	46,184	48,649
Quoted Prices In Active Markets (Level 1) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets		777
Quoted Prices In Active Markets (Level 1) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Other Observable Inputs (Level 2)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	152,215	214,562
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets		321
Significant Other Observable Inputs (Level 2) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	88,002	133,492
Significant Other Observable Inputs (Level 2) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	52,912	60,048
Significant Other Observable Inputs (Level 2) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Other Observable Inputs (Level 2) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Other Observable Inputs (Level 2) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets		0
Significant Other Observable Inputs (Level 2) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	11,301	20,701
Significant Unobservable Inputs (Level 3)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Unobservable Inputs (Level 3) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Unobservable Inputs (Level 3) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Unobservable Inputs (Level 3) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Unobservable Inputs (Level 3) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Unobservable Inputs (Level 3) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Unobservable Inputs (Level 3) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Significant Unobservable Inputs (Level 3) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets		0
Significant Unobservable Inputs (Level 3) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	0
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Company stock included in U.S. based company equity securities	154,660	167,157
Pension plan assets	$ 3,238,307	$ 3,499,274	$ 3,096,616